Contractual Commitments and Contingencies - Contractual Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	$ 90	$ 88	$ 113
Operating lease charges	247	198	149
Minimum finance lease payments	119	126	133
Amounts representing finance charges	(41)	(49)	(52)
Present value of amounts representing finance charges	0	0	0
Present value of minimum finance lease payments	78	77	81
Capital commitments [abstract]
Contractual capital commitments	87	58	61
Capital commitments but not contracted for	113	587	856
Capital commitments	200	645	917
Purchase obligations	698	874	617
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	45	47	34
Minimum finance lease payments	14	12	11
Present value of minimum finance lease payments	8	6	5
Capital commitments [abstract]
Purchase obligations	274	605	529
Between one and three years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	38	36	69
Minimum finance lease payments	27	25	22
Present value of minimum finance lease payments	18	15	12
Between three and five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments payable	7	5	10
Minimum finance lease payments	24	26	24
Present value of minimum finance lease payments	17	18	15
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	54	63	76
Present value of minimum finance lease payments	35	38	49
Thereafter
Capital commitments [abstract]
Purchase obligations	424	269	88
Joint ventures
Capital commitments [abstract]
Capital commitments	21	138	27
Project capital
Capital commitments [abstract]
Capital commitments	104	507	536
Project capital | Within one year
Capital commitments [abstract]
Capital commitments	104	252	134
Project capital | Thereafter
Capital commitments [abstract]
Capital commitments	0	255	402
Stay-in-business capital
Capital commitments [abstract]
Capital commitments	96	138	381
Stay-in-business capital | Within one year
Capital commitments [abstract]
Capital commitments	84	135	249
Stay-in-business capital | Thereafter
Capital commitments [abstract]
Capital commitments	$ 12	$ 3	$ 132